SEGMENT INFORMATION	6 Months Ended	12 Months Ended
	Apr. 30, 2021	Oct. 31, 2020
Segment Reporting [Abstract]
Segment Information	NOTE 13 - SEGMENT INFORMATION The Company has only one operating segment.	NOTE 15 - SEGMENT INFORMATION For the years ended October 31, 2020 and 2019, the Company operated only one operating segment.